Reorganization and Share Issuance (Reorganization and Repurchase Option Agreement) (Details) - USD ($) $ in Millions	1 Months Ended						12 Months Ended
	Jan. 31, 2017	Sep. 30, 2015	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2010
Non-voting Class B Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares								278,757,875
Class A Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares								123,314,237
Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares								0	62,400,000
Pre-IPO [Member] | Voting Series B Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares								0	65,431,579
Pre-IPO [Member] | Non-voting Class B Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares									79,368,421
Pre-IPO [Member] | Class A Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares									173,502,295
Alibaba Group Holding Limited ("Alibaba") [Member] | Sohu [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Pre-IPO Series A Preferred Shares purchased by Sohu						24,000,000
Sogou Inc. [Member] | Non-voting Class B Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares								278,757,875
Sogou Inc. [Member] | Class A Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares								123,314,237
Sogou Inc. [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares								0	62,400,000
Aggregate amount of special dividends paid					$ 300.9
Sogou Inc. [Member] | Pre-IPO [Member] | Voting Series B Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares								0	65,431,579
Sogou Inc. [Member] | Pre-IPO [Member] | Non-voting Class B Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares									79,368,421
Sogou Inc. [Member] | Pre-IPO [Member] | Class A Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares									173,502,295
Pre-IPO shares repurchased	720,000
Pre-IPO Class A Ordinary Shares obligated to repurchase, shares									720,000
Pre-IPO Class A Ordinary Shares obligated to repurchase, aggregate price									$ 7.2
Sogou Inc. [Member] | Alibaba Group Holding Limited ("Alibaba") [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares										24,000,000
Sogou Inc. [Member] | China Web Search (HK) Limited ("China Web") [Member] | Repurchase/Put Option Agreement [Member]
Restructuring and Reorganization [Line Items]
Repurchase Opion agreement, exercisable commencing date					Mar. 16, 2014
Repurchase Opion agreement, aggregate purchase price					$ 47.3
Repurchase/Put Opion agreement, expiration date					Jul. 31, 2014
Sogou Inc. [Member] | China Web Search (HK) Limited ("China Web") [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares										14,400,000
Aggregate amount of special dividends paid					$ 96.7
Sogou Inc. [Member] | China Web Search (HK) Limited ("China Web") [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member] | Repurchase/Put Option Agreement [Member]
Restructuring and Reorganization [Line Items]
Repurchase Opion agreement, shares granting to be repurchased/put to					14,400,000
Pre-IPO shares repurchased			14,400,000
Aggregate purchase price			$ 47.3
Sogou Inc. [Member] | Photon Group Limited ("Photon") [Member] | Repurchase Option Agreement [Member]
Restructuring and Reorganization [Line Items]
Repurchase Opion agreement, exercisable commencing date					Mar. 16, 2014
Repurchase Opion agreement, aggregate purchase price					$ 21.0
Sogou Inc. [Member] | Photon Group Limited ("Photon") [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares										38,400,000
Aggregate amount of special dividends paid					$ 43.0
Sogou Inc. [Member] | Photon Group Limited ("Photon") [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member] | Repurchase Option Agreement [Member]
Restructuring and Reorganization [Line Items]
Repurchase Opion agreement, shares granting to be repurchased/put to					6,400,000
Pre-IPO shares repurchased		6,400,000
Aggregate purchase price		$ 21.0
Sogou Inc. [Member] | Sohu [Member] | Repurchase Option Agreement [Member]
Restructuring and Reorganization [Line Items]
Repurchase Opion agreement, exercisable commencing date					Mar. 16, 2014
Repurchase Opion agreement, aggregate purchase price					$ 78.8
Sogou Inc. [Member] | Sohu [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Aggregate amount of special dividends paid					$ 161.2
Sogou Inc. [Member] | Sohu [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member] | Repurchase Option Agreement [Member]
Restructuring and Reorganization [Line Items]
Repurchase Opion agreement, shares granting to be repurchased/put to					24,000,000
Pre-IPO shares repurchased		24,000,000
Aggregate purchase price		$ 78.8
Sogou Inc. [Member] | Tencent [Member]
Restructuring and Reorganization [Line Items]
Cash received from Tencent's subsidiary					$ 448.0
Sogou Inc. [Member] | Tencent [Member] | Pre-IPO [Member] | Voting Series B Preferred Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Preferred Shares					65,431,579
Sogou Inc. [Member] | Tencent [Member] | Pre-IPO [Member] | Non-voting Class B Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Issuance and sale of Pre-IPO Class B Ordinary Shares					79,368,421
Sogou Inc. [Member] | Non-controlling shareholders [Member] | Pre-IPO [Member] | Class A Ordinary Shares [Member]
Restructuring and Reorganization [Line Items]
Pre-IPO shares repurchased							4,185,800
Aggregate purchase price							$ 41.9
Beijing Sogou Information Service Co., Ltd. ("Sogou Information") [Member] | Sohu [Member]
Restructuring and Reorganization [Line Items]
Percentage of equity interest transferred				45.00%
Price for equity interest transferred				$ 1.5
Beijing Sogou Information Service Co., Ltd. ("Sogou Information") [Member] | Tencent [Member]
Restructuring and Reorganization [Line Items]
Percentage of equity interest transferred				45.00%
Price for equity interest transferred				$ 1.5